Document And Entity Information	Mar. 03, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 03, 2022
Entity Registrant Name	Enovix Corporation
Entity Central Index Key	0001828318
Entity Emerging Growth Company	true
Entity File Number	001-39753
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3174357
Entity Address, Address Line One	3501 W. Warren Avenue
Entity Address, City or Town	Fremont
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94538
City Area Code	(510)
Local Phone Number	695-2350
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	ENVX
Security Exchange Name	NASDAQ